LETTER FROM THE PRESIDENT


Dear Shareholder:
      Following is Colonial Michigan Tax-Exempt Fund's semiannual report for the six months ended July 31, 1995. The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Michigan personal income tax, and opportunities for long-term appreciation from a portfolio primarily invested in investment grade Michigan municipal bonds. Fund shares are also intended to be exempt from the Michigan intangibles tax.


FUND PERFORMANCE (2/1/95 - 7/31/95)

                                      CLASS A      CLASS B
INCEPTION                             9/26/86      8/4/92
----------------------------------------------------------
Distributions declared
per share                             $0.195        $0.169
----------------------------------------------------------
SEC yield on 7/31/95                   5.21%         4.72%
----------------------------------------------------------
Taxable-equivalent yield
on 7/31/95, based on the
maximum offering price                 9.04%         8.19%
----------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)           3.82%         3.43%
----------------------------------------------------------
Net asset value per share
on 7/31/95                            $6.72         $6.72
----------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/95

                     CLASS A             CLASS B
                    NAV    MOP         NAV    W/CDSC
1 year             5.69%  0.67%        4.91%   (0.07)%
5 years            6.95%  5.91%           -        -
Since inception    5.89%  5.30%        3.97%     3.03%

ECONOMIC/MARKET OVERVIEW
      Although tax reform discussions in Washington have had a negative impact on the municipal bond market, in other respects the economic climate was quite favorable for these securities. One factor that had a positive influence on performance was the relatively low supply of Michigan municipal bonds. Also, the U.S. economy has gradually slowed during 1995. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This translated into lower interest rates, a development that was reflected in higher prices in the municipal bond market.
      Michigan benefited from the prominent role played by the automotive industry in its economy during the semiannual period. As the state's economy has recovered, tax revenues have increased. In fact, Michigan has been able to build its reserve fund to $780 million. The state's recent economic stability has been recognized by Moody's Investors Services -- Moody's upgraded the state's general obligation bond rating from A1 to AA.

INVESTMENT STRATEGY
      The Fund remained fully invested in a diverse selection of Michigan municipal bonds. On July 31, the Fund owned 61 individual issues in 15 public sectors. More than 95% of the securities in the portfolio were rated investment grade, with approximately 50% rated AAA, the highest quality rating available.
      We remain cautiously optimistic about Michigan's municipal bond market. Although we will continue to monitor the tax reform debate closely, we believe the overall environment for these securities should continue to be favorable.

Sincerely,

/s/ John A. McNeice, Jr.

John A. McNeice, Jr.
President
September 13, 1995

      A portion of the Fund's income may be subject to the alternative minimum tax. The 30-day SEC yield on July 31, 1995, of 5.21% for Class A shares and 4.72% for class b shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.
      If the adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 4.92%, and the yield for Class B shares would have been 4.42%. Taxable-equivalent yields are based on the maximum 42.37% combined federal and Michigan income tax rate.
      Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 3.00%.
      Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO (unaudited, in thousands)  JULY 31, 1995

MUNICIPAL BONDS - 98.9%                               PAR         VALUE
-----------------------------------------------------------------------
EDUCATION - 8.4%
Brighton Area School District, Series 1,
      5.250%      05/01/2014 . . . . . . . . . . .   $  500     $   459
Central University,
      5.500%      10/01/2015 . . . . . . . . . . .    1,300       1,225
Romulus Township School District,
 Series 1993,
     (a)          05/01/2021 . . . . . . . . . . .    2,075         423
University of Michigan,
  Major Capital Projects, Series 1993-A ,
      5.500%      04/01/2012 . . . . . . . . . . .      475         458
Western University, Series A,
      5.000%      07/15/2021 . . . . . . . . . . .    2,500       2,131
                                                                -------
                                                                  4,695
-----------------------------------------------------------------------
GENERAL OBLIGATIONS - 33.5%
Calumet Laurium & Keweenah
 Public Schools,
      5.875%       05/01/20  (b). . . . . . . . .     1,000         986
Chippewa Valley Schools,
 General Obligation, Series 1993,
      5.000%      05/01/2021 . . . . . . . . . . .    2,500       2,156
Clintondale Community School:
      5.250%      05/01/2015 . . . . . . . . . . .    2,000       1,815
      5.750%         05/01/16(b). . . . . . . . .     1,000         959
Commonwealth of Puerto Rico,
      5.650%      07/01/2015 . . . . . . . . . . .      500         494
Grand Rapids Community College,
      5.625%      05/01/2024 . . . . . . . . . . .      770         670
Greenville Public Schools,
      5.750%      05/01/2024 . . . . . . . . . . .    2,500       2,406
Herperia Community Schools,
      5.650%      05/01/2024 . . . . . . . . . . .    2,255       2,125
Kalamazoo Hospital Finance Authority,
 Borgess Medical Center, Series 1994-A,
      5.250%      06/01/2017 . . . . . . . . . . .    1,400       1,272
Kent County, Series 1987,
      8.400%      11/01/2010 . . . . . . . . . . .      750         807
Mona Shores School District,
      5.500%      05/01/2014 . . . . . . . . . . .    2,615       2,488
Okemos Public School District,
 Series 1993:
     (a)          05/01/2012 . . . . . . . . . . .      500         182
     (a)          05/01/2018 . . . . . . . . . . .    1,700         423
Pontiac, General Obligation,
 Series 1987,
      8.300%        06/01/99 . . . . . . . . . . .      250         267
Romulus Township School District:
     (a)          05/01/2017 . . . . . . . . . . .      258         687
 Series 1993,
     (a)          05/01/2018 . . . . . . . . . . .    3,985         996
                                                                -------
                                                                 18,733
-----------------------------------------------------------------------
HEALTH - 17.3%
HOSPITALS - 15.6%
Dickinson County Memorial Hospital,
    8.125%  11/01/2024 . . . . . . . . . . . . .     $  550     $   564
Kalamazoo Hospital Finance Authority,
  Bronson Methodist Hospital, Series 1992-A,
    6.250%  05/15/2012 . . . . . . . . . . . . .      1,500       1,506
Royal Oak Hospital Finance Authority,
  William Beaumont Hospital, Series 1993-G,
    5.250%  11/15/2019 . . . . . . . . . . . . .      2,500       2,181
Saginaw Hospital Finance Authority,
 Saginaw General Hospital, Series 1989,
    7.625%  10/01/2019 . . . . . . . . . . . . .        175         184
State Hospital Finance Authority:
 Central Michigan Community Hospital,
   Series 1993-A,
    6.000%  10/01/2008 . . . . . . . . . . . . .        500         494
 Crittenton Hospital, Series 1992-A,
    6.700%  03/01/2007 . . . . . . . . . . . . .        750         787
 Daughters of Charity-Providence, Series 1991,
    7.000%  11/01/2021 . . . . . . . . . . . . .      1,000       1,056
 Detroit Medical Center, Series 1988-A,
    8.125%    11/01/24 . . . . . . .                     50          53
 Henry Ford Health System, Series 1992-A,
    5.750%    09/01/17 . . . . . . .                  2,000       1,883
                                                                -------
                                                                  8,708
                                                                -------
NURSING HOMES - 1.7%
Cheboygan County Economic Development
 Corp., Metro Health Foundation Project,
   10.000%  11/01/2022 . . . . . . . . . . . . .        600         420
Warren Economic Development Corp.,
 Autumn Woods Project, Series 1992,
    6.900%  12/20/2022 . . . . . . . . . . . . .        500         528
                                                                -------
                                                                    948
-----------------------------------------------------------------------
HOUSING - 11.1%
MULTI-FAMILY - 9.5%
Grand Rapids Building Authority, Series 1993,
    5.500%  04/01/2013 . . . . . . . . . . . . .      1,000         965
Grand Rapids Housing Finance Authority,
 Multi-family Housing, Series A,
    7.625%  09/01/2023 . . . . . . . . . . . . .      1,500       1,624
Redford Township Building Authority,
    6.500%  11/01/2013 . . . . . . . . . . . . .                    683
State Housing Development Authority, Series D,
    6.850%  06/01/2026 . . . . . . . . . . . . .      2,000       2,025
                                                                -------
                                                                  5,297
                                                                -------
SINGLE-FAMILY - 1.6%
State Housing Development Authority:
  Rental Housing,
   Series 1990-A,
    7.700%  04/01/2023 . . . . . . . . . . . . .        500         518
   Series 1991-B,
    7.050%  10/01/2012 . . . . . . .                    225         235

See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                   PAR         VALUE
----------------------------------------------------------------------------
 Single-family Housing, Series 1989-B,
      8.000%      06/01/2018 . . . . . . . . . . .      $    145    $    149
                                                                    --------
                                                                         902
----------------------------------------------------------------------------
MANUFACTURING - 2.4%
PAPER PRODUCTS - 1.5%
State Strategic Fund,
 Blue Water Fiber Project, Series 1994,
      8.000%      01/01/2012 . . . . . . . . . . .           360         340
 Great Lakes Pulp & Fibre Project,
     10.250%      12/01/2016 . . . . . . . . . . .           500         519
                                                                    --------
                                                                         859
                                                                    --------
PRIMARY SMELTING - 0.9%
Monroe County,
 North Star Steel Co., Series A,
      6.875%      07/01/2008 . . . . . . . . . . .           470         472
----------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 11.1%
Commonwealth of Puerto Rico
 Public Building Authority:
  Series A,
      6.250%      07/01/2014 . . . . . . . . . . .         1,200       1,260
 Series M,
      3.750%      07/01/2016 . . . . . . . . . . .           750         667
Detroit Convention Facilities,
 Cobo Hall Expansion Project,
      5.250%      09/30/2012 . . . . . . . . . . .         1,000         893
State Municipal Bond Authority,
 Local Government Loan Project,
  Series 1992-D:
      6.650%      05/01/2012 . . . . . . . . . . .         1,000       1,054
     (a)          05/01/2019 . . . . . . . . . . .         2,000         468
     (a)          05/01/2020 . . . . . . . . . . .         1,855         403
Wayne County, Detroit Metropolitan
 Airport, Series 1993-B,
      5.250%      12/01/2013 . . . . . . . . . . .         1,500       1,341
Virgin Islands Public Finance
 Authority, Series 1992-A,
      7.000%      10/01/2002 . . . . . . . . . . .           125         133
                                                                    --------
                                                                       6,219
----------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 1.8%
AIRPORT - 1.8%
Wayne County, Detroit Metropolitan
 Airport, Series 1994-B,
      6.125%      12/01/2024 . . . . . . . . . . .         1,000         999
----------------------------------------------------------------------------
REFUNDED/ESCROW/PUBLIC OBLIGATIONS (c) - 2.5%
Rockford Public Schools, Series 1990,
      7.375%      05/01/2019 . . . . . . . . . . .      $    250    $    283
Western Townships Utilities
 Authority, Sewer Systems & Disposal,
  Series 1989,
      8.200%      01/01/2018 . . . . . . . . . . .         1,000       1,103
                                                                    --------
                                                                       1,386
----------------------------------------------------------------------------
TAX ALLOCATION - 1.5%
Battle Creek,
    7.650%  05/01/2022 . . . . . . . . . . . . .        $    750        $818
----------------------------------------------------------------------------
UTILITY - 7.4%
INVESTMENTS OWNED - 1.9%
St. Clair County Economic
 Development Corp., Detroit Edison Co.,
  Series 1993-AA,
    6.400%  08/01/2024 (b) . . . . . . . . . . .           1,000       1,039
MUNICIPAL ELECTRIC - 5.5%                                           --------
Commonwealth of Puerto Rico,
 Electric Power Authority, Series T,
    5.500%  07/01/2020 . . . . . . . . . . . . .           1,000         911
Grand Haven, Series 1993,
    5.250%  07/01/2013 . . . . . . . . . . . . .           1,355       1,236
State Strategic Fund, Pollution Control
 Project, Series 1994-AA,
    5.875%  04/01/2024 . . . . . . . . . . . . .           1,000         940
                                                                    --------
                                                                       3,087
----------------------------------------------------------------------------
WATER & SEWER - 0.5%
Oakland County,
Pebble Creek Drainage District,
    5.000%    05/01/11 . . . . . . . . . . . . .             300         265
----------------------------------------------------------------------------
OTHER - 1.4%
Detroit Economic Development Corp.,
 E.H. Associates Limited Partnership,
    7.000%  06/01/2012 . . . . . . . . . . . . .       $     750    $    792
----------------------------------------------------------------------------
Total investments (cost $54,324) (d)                                  55,220
----------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 1.1%                                   641
----------------------------------------------------------------------------
NET ASSETS - 100%                                                   $ 55,861
----------------------------------------------------------------------------

  Notes to investment portfolio:
  (a)  Zero coupon bond.
  (b) These securities, or a portion thereof, with a total market value of $2,984, are being used to collaterize open futures contracts.
  (c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
  (d)  Cost for federal income tax purposes is the same.

  Short futures contracts open at July 31, 1995:
                   Par value                 Unrealized
                   covered      Expiration  appreciation
    Type         by contracts     month      at 7/31/95
-------------------------------------------------------
  Treasury bond      $500       September       $6
-------------------------------------------------------

See notes to financial statments.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
July 31, 1995
(in thousands except for per share amounts and footnote)
---------------------------------------------------------------------------
ASSETS
Investments at value (cost $54,324).......................       $   55,220

Receivable for:
   Interest........................                $   784
   Fund shares sold................                     64
Other .............................                     91              155
                                                   -------       ----------
         Total assets.....................................           56,159

LIABILITIES
Payable for:
   Distributions...................                    261
   Fund shares repurchased.........                     25
   Variation margin on futures.....                      3
Payable to adviser.................                      3
Accrued:
   Deferred Trustees fees..........                      4
   Other...........................                      2
                                                   -------
         Total liabilities................................              298
                                                                 ----------

Net assets................................................       $   55,861
                                                                 ==========
Net asset value & redemption price per share -
    Class A ($41,629/6,191)...............................       $     6.72
                                                                 ==========
Maximum offering price per share - Class A
   ($6.72/0.9525).........................................       $     7.06 (a)
                                                                 ==========
Net asset value & offering price per share -
    Class B ($14,232/2,116)...............................       $     6.72 (b)
                                                                 ==========
Composition of net assets
   Capital paid in........................................       $   57,517
   Undistributed net investment income....................               86
   Accumulated net realized loss..........................           (2,644)
   Net unrealized appreciation on:
     Investments..........................................              896
     Open futures contracts...............................                6
                                                                 ----------
                                                                 $   55,861
                                                                 ==========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended July 31, 1995
(in thousands)
---------------------------------------------------------------------------
INVESTMENT INCOME
Interest...................................................      $    1,792

EXPENSES
Management fee........................             $   155
Service fee...........................                  33
Distribution fee - Class B............                  54
Transfer agent........................                  48
Bookkeeping fee.......................                  15
Trustees fees.........................                   8
Custodian fee.........................                   7
Audit fee.............................                  16
Legal fee.............................                   3
Registration fees.....................                  10
Reports to shareholders...............                   3
Other.................................                   6
                                                       358
                                                   -------
Fees waived by the adviser............                 (99)             259
                                                   -------       ----------
        Net investment income..............................           1,533
                                                                 ----------

Net realized and unrealized gain (loss)
  on portfolio positions
Net realized gain (loss) on:
  Investments.........................                 557
  Closed futures contracts............             (1,879)
                                                   -------
     Net realized loss.....................................          (1,322)
Net unrealized appreciation
   during the period on:
  Investments.........................               1,551
  Open futures contracts..............                 365
                                                   -------
     Net unrealized appreciation...........................           1,916
                                                                 ----------
        Net gain...........................................             594
                                                                 ----------
Net increase in net assets from
   operations..............................................      $    2,127
                                                                 ==========

See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  (unaudited)
                                                                                                   Six months             Year
                                                                                                     ended                ended
                                                                                                    July 31             January 31
                                                                                                  ------------         ------------
                                                                                                      1995                 1995
                                                                                                  ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income........................................................................... $  1,533          $    3,384
   Net realized gain (loss)........................................................................   (1,322)                404
   Net unrealized appreciation (depreciation)......................................................    1,916              (6,303)
                                                                                                    --------          ----------
         Net increase (decrease) from operations...................................................    2,127              (2,515)

Distributions
   From net investment income - Class A............................................................   (1,226)             (2,541)
   From net investment income - Class B............................................................     (356)               (770)
                                                                                                    --------          ----------
                                                                                                         545              (5,826)
                                                                                                    --------          ----------
Fund share transactions
   Receipts for shares sold - Class A..............................................................    1,186               4,363
   Value of distributions reinvested - Class A.....................................................      689               1,397
   Cost of shares repurchased - Class A............................................................   (2,496)             (5,158)
                                                                                                    --------          ----------
                                                                                                        (621)                602
                                                                                                    --------          ----------

   Receipts for shares sold - Class B..............................................................      741               3,284
   Value of distributions reinvested - Class B.....................................................      179                 379
   Cost of shares repurchased - Class B............................................................     (971)             (3,051)
                                                                                                    --------          ----------
                                                                                                         (51)                612
                                                                                                    --------          ----------
         Net increase (decrease) from Fund share transactions......................................     (672)              1,214
                                                                                                    --------          ----------

               Total  decrease.....................................................................     (127)             (4,612)
NET ASSETS
   Beginning of period.............................................................................   55,988              60,600
                                                                                                    --------          ----------
   End of period (including undistributed
    net investment income of $86 and $134, respectively)........................................... $ 55,861          $   55,988
                                                                                                    ========          ==========

NUMBER OF FUND SHARES
   Sold - Class A..................................................................................      175                 638
   Issued for distributions reinvested - Class A...................................................      100                 208
   Repurchased - Class A...........................................................................     (366)               (773)
                                                                                                    --------          ----------
                                                                                                         (91)                 73
                                                                                                    --------          ----------

   Sold - Class B..................................................................................      109                 480
   Issued for distributions reinvested - Class B...................................................       26                  56
   Repurchased - Class B...........................................................................     (142)               (461)
                                                                                                    --------          ----------
                                                                                                          (7)                 75
                                                                                                    --------          ----------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS
        In the opinion of management of Colonial Michigan Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the six months then ended.
--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES
        The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.
--------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS
        Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over- the-counter or exchange bid quotation is used.
        Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
        Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
        Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
        Security transactions are accounted for on the date the securities are purchased or sold.
        Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
        The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
        All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
        Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
        Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
--------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
        Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
        The Fund declares and records distributions daily and pays monthly.
        The amount and character of income and
gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE

        Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro- rata portion of the combined average net assets of Trust V as follows:

   Average Net Assets       Annual Fee Rate
   ------------------       ---------------
     First $1 billion            0.55%
     Next  $1 billion            0.50%
     Over  $2 billion            0.45%

--------------------------------------------------------------------------------
BOOKKEEPING FEE
        The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
TRANSFER AGENT
        Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
        Colonial Investment Services, Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $4,966 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $24,594 on Class B share redemptions.

        The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

          Valuation of shares             Annual
      outstanding on the 20th of           Fee
     each month which were issued          Rate
-------------------------------------     ------
Prior to November 30, 1994...........      0.10%
On or after December 1, 1994.........      0.25%

        The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.
--------------------------------------------------------------------------------
EXPENSE LIMITS
        The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.
        Effective August 1, 1995, and until further notice, the expense limit changed to 0.75% of the Fund's average net assets.
--------------------------------------------------------------------------------
OTHER
        The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
        The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time.  Obligations of the plan will be paid solely out of the Fund's assets.
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION
        During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $11,704,825 and
$13,674,857, respectively.

                                      7


NOTES TO FINANCIAL STATEMENTS - continued



        Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation............    $1,865,294
  Gross unrealized depreciation............      (969,535)
                                               ----------
     Net unrealized appreciation...........    $  895,759
                                               ==========

--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS

        At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

             Year of       Capital loss
            expiration     carryforward
            ----------     ------------
               1996....... $  910,000
               1997.......    131,000
               1998.......     49,000
               1999.......     98,000
               2003.......    196,000
                           ----------
                           $1,384,000
                           ==========

        Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
        To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
OTHER
        There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
        The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
        The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
        On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 5,547,971 voted for the new Management Agreement, 91,807 voted against and 449,854 abstained. Of the shares of beneficial interest outstanding that abstained, there were no broker non-votes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
                                                  SIX MONTHS
                                                    ENDED
                                                   JULY 31                            YEAR ENDED JANUARY 31
                                           -----------------------          -------------------------------------------
                                                    1995                         1995                        1994
                                           -----------------------          -------------------     -------------------
                                           CLASS A         CLASS B          CLASS A     CLASS B     CLASS A     CLASS B
                                           -------         -------          -------     -------     -------     -------
Net asset value - Beginning
 of period...............................   $ 6.660        $ 6.660          $ 7.340     $ 7.340     $ 6.970     $ 6.970
                                            -------        -------          -------     -------     -------     -------
Income (loss) from investment
 operations:
 Net investment income (a)...............     0.189          0.164            0.410       0.359       0.404       0.351
 Net realized and unrealized
  gain (loss) on investments.............     0.066          0.066           (0.689)     (0.689)      0.356       0.356
                                            -------        -------          -------     -------     -------     -------
 Total from investment
  operations.............................     0.255          0.230           (0.279)     (0.330)      0.760       0.707
                                            -------        -------          -------     -------     -------     -------
Less distributions declared
 to shareholders:
 From net investment income..............    (0.195)        (0.170)          (0.401)     (0.350)     (0.390)     (0.337)
                                            -------        -------          -------     -------     -------     -------
Net asset value - End of period..........   $ 6.720        $ 6.720          $ 6.660     $ 6.660     $ 7.340     $ 7.340
                                            =======        =======          =======     =======     =======     =======
Total return (b)(c)......................      3.82%(d)       3.43%(d)        (3.66)%     (4.39)%     11.16%      10.36%
                                            =======        =======          =======     =======     =======     =======
Ratios to average net assets
 Expenses................................      0.72%(e)(f)    1.47%(e)(f)      0.62%(e)    1.37%(e)    0.66%       1.41%
 Net investment income...................      5.54%(f)       4.79%(f)         6.08%       5.33%       5.61%       4.86%
 Fees and expenses waived
 or borne by the adviser.................      0.35%(f)       0.35%(f)         0.32%       0.32%       0.33%       0.33%
Portfolio turnover.......................        41%(f)         41%(f)           40%         40%          7%          7%
Net assets at end of period
 (000)...................................   $41,629        $14,232          $41,844     $14,144     $45,570     $15,030

(a)  Net of fees and expenses waived or
     borne by the Adviser which
     amounted to.........................   $ 0.064        $ 0.064          $ 0.022     $ 0.022     $ 0.024     $ 0.024
(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(d)  Not annualized.
(e)  Includes service fee of 0.12% (annualized) for the period ended July 31, 1995 and 0.02% (not annualized) for the year ended
     January 31, 1995, respectively.
(f)  Annualized.

FINANCIAL HIGHLIGHTS - CONTINUED
Selected data for a share of each class outstanding throughout each period are as follows:
---------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED JANUARY 31
                                                  ---------------------------------------------------------
                                                           1993                      1992           1991
                                                  ----------------------           ---------      ---------
                                                   CLASS A      CLASS B (b)         CLASS A        CLASS A
                                                  ---------    ---------           ---------      ---------
Net asset value - Beginning
  of period...................................     $ 6.730      $ 6.950             $ 6.520        $ 6.520
                                                   -------      -------             -------        -------
Income from investment
  operations:
  Net investment income (a)...................       0.405        0.167               0.432          0.441
  Net realized and unrealized
    gain (loss) on investments................       0.250        0.029               0.208         (0.001)
                                                   -------      -------             -------        -------
  Total from investment
    operations................................       0.655        0.196               0.640          0.440
                                                   -------      -------             -------        -------
Less distributions declared
  to shareholders:
  From net investment income..................      (0.407)      (0.168)             (0.430)        (0.440)
  In excess of
   net investment income......................      (0.008)      (0.008)                 --             --
                                                   -------      -------             -------        -------
  Total distributions
    declared to shareholders..................      (0.415)      (0.176)             (0.430)        (0.440)
                                                   -------      -------             -------        -------
Net asset value - End of period...............     $ 6.970      $ 6.970             $ 6.730        $ 6.520
                                                   =======      =======             =======        =======
Total return (c)(d)...........................       10.04%        0.98%(e)           10.12%          7.01%
                                                   =======      =======             =======        =======
Ratios to average net assets:
  Expenses....................................        0.88%        1.63%(f)            0.95%          1.00%
  Net investment income.......................        5.86%        5.11%(f)            6.50%          6.79%
  Fees and expenses waived
  or borne by the adviser.....................        0.32%        0.32%               0.35%          0.40%
Portfolio turnover............................          14%          14%                  5%            18%
Net assets at end of period
  (000).......................................     $36,024      $ 6,670             $28,608        $24,273

(a)  Net of fees and expenses waived or
     borne by the Adviser which
     amounted to..............................     $ 0.022      $ 0.009             $ 0.023        $ 0.026
(b)  Class B shares were initially offered on August 4, 1992.  Per share amounts reflect activity from that date.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(e)  Not annualized.
(f)  Annualized.

------------------------------------------------------------------
ABOUT OUR COVER...

[GRAPHIC]

The symbol on the cover of this Report
represents the Fund's primary investment focus on municipal bonds.

------------------------------------------------------------------


Colonial Michigan Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.






SHAREHOLDER SERVICES AND TRANSFER AGENT
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611



This material has been prepared for shareholders of Colonial Michigan Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the Fund.

[LOGO] COLONIAL
       MUTUAL FUNDS




[GRAPHIC]




COLONIAL
MICHIGAN
TAX-EXEMPT FUND
========================================
SEMIANNUAL REPORT
JULY 31, 1995





[LOGO] COLONIAL
       MUTUAL FUNDS



[LOGO] PRINTED ON RECYCLED PAPER.

MI-03/196B-0795

COLONIAL INVESTMENT SERVICES, INC. [Copyright]1995
One Financial Center, Boston, Massachusetts 02111-2621